Variable Interest Entities - Debt and Stated Interest Rates (Details) - Consolidated investment entities - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Debt and stated interest rates
Carrying value	[1]	$ 2,363	$ 2,164
Weighted Average Interest Rate		5.30%	1.70%
Minimum
Debt and stated interest rates
Interest rates		0.00%
Maximum
Debt and stated interest rates
Interest rates		13.60%

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.